Commitments and Contingencies - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 lease_agreements	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 market
Commitments And Contingencies [Line Items]
Loss contingency accrual		$ 1.8	$ 2.5
Operating leases, rent expense			16.5	$ 17.0
Capital lease obligation			$ 13.3
Number of leasing agreements | lease_agreements	40
Software Licenses, Marketing Activities, and Other Goods and Services
Commitments And Contingencies [Line Items]
Other off-balance sheet obligations		48.6
Spectrum licenses
Commitments And Contingencies [Line Items]
Number of mid-sized metropolitan markets | market					40
Settled Litigation | Company vs. ADT Inc.
Commitments And Contingencies [Line Items]
Litigation settlement, amount		$ 10.0
Minimum | Vehicles
Commitments And Contingencies [Line Items]
Lease agreements term		36 months
Maximum | Vehicles
Commitments And Contingencies [Line Items]
Lease agreements term		48 months